ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2019 and 2018 are as follows:

	Issued		Outstanding
	2019	2018	2019	2018

Series 20	3,866,700	3,866,700	3,828,200	3,829,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,145	2,550,645
Series 23	3,336,727	3,336,727	3,303,327	3,303,327
Series 24	2,169,878	2,169,878	2,150,053	2,152,753
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,956,674	3,965,400
Series 27	2,460,700	2,460,700	2,431,350	2,443,900
Series 28	4,000,738	4,000,738	3,979,139	3,984,138
Series 29	3,991,800	3,991,800	3,942,925	3,955,225
Series 30	2,651,000	2,651,000	2,621,200	2,621,200
Series 31	4,417,857	4,417,857	4,375,757	4,382,757
Series 32	4,754,198	4,754,198	4,724,298	4,736,198
Series 33	2,636,533	2,636,533	2,621,433	2,626,533
Series 34	3,529,319	3,529,319	3,496,419	3,509,919
Series 35	3,300,463	3,300,463	3,277,913	3,279,913
Series 36	2,106,838	2,106,838	2,083,704	2,092,704
Series 37	2,512,500	2,512,500	2,489,100	2,489,100
Series 38	2,543,100	2,543,100	2,536,200	2,538,700
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,611,356	2,621,756
Series 41	2,891,626	2,891,626	2,872,426	2,874,926
Series 42	2,744,262	2,744,262	2,722,862	2,732,262
Series 43	3,637,987	3,637,987	3,627,487	3,629,487
Series 44	2,701,973	2,701,973	2,689,173	2,693,973
Series 45	4,014,367	4,014,367	4,007,167	4,008,167
Series 46	2,980,998	2,980,998	2,965,635	2,968,635

	83,651,080	83,651,080	83,048,603	83,175,478

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2019 and 2018 are as follows:

	2019	2018

Series 20	3,828,950	3,832,200
Series 21	1,879,500	1,879,500
Series 22	2,550,520	2,555,445
Series 23	3,303,327	3,311,952
Series 24	2,152,078	2,153,878
Series 25	3,016,809	3,016,809
Series 26	3,963,219	3,974,100
Series 27	2,440,762	2,445,775
Series 28	3,982,888	3,989,088
Series 29	3,952,150	3,962,781
Series 30	2,621,200	2,628,550
Series 31	4,381,007	4,392,357
Series 32	4,733,223	4,739,198
Series 33	2,625,258	2,626,533
Series 34	3,506,544	3,515,544
Series 35	3,279,413	3,286,251
Series 36	2,090,454	2,094,954
Series 37	2,489,100	2,493,975
Series 38	2,538,075	2,539,750
Series 39	2,288,351	2,288,351
Series 40	2,619,156	2,622,506
Series 41	2,874,301	2,881,826
Series 42	2,729,912	2,735,262
Series 43	3,628,987	3,631,737
Series 44	2,692,773	2,698,098
Series 45	4,007,917	4,009,292
Series 46	2,967,885	2,971,157

	83,143,759	83,276,869